                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)            DESCRIPTION                                       COUPON           MATURITY                VALUE
        CORPORATE BONDS    166.6%
        AEROSPACE    1.3%
$ 500   K&F Acquisition, Inc., 144A - Private Placement (a)           7.750 %        11/15/14                   $ 487,500
                                                                                                       -------------------

        BROADCASTING    0.6%
  220   Salem Communications Corp.                                    7.750          12/15/10                     229,075
                                                                                                       -------------------

        CABLE    10.3%
  425   Cablevision Systems Corp., 144A - Private Placement
        (a) (b)                                                       6.669          04/01/09                     452,625
  755   Charter Communications Holdings LLC                           9.625          11/15/09                     594,562
  635   Echostar DBS Corp.                                            6.375          10/01/11                     625,475
  935   Intelsat Bermuda Ltd - 144A - Private Placement
        (Bermuda) (a) (b)                                             7.805          01/15/12                     953,700
   35   Intelsat Bermuda Ltd - 144A - Private Placement
        (Bermuda) (a)                                                 8.250          01/15/13                      35,525
  725   Kabel Deutschland GmbH, 144A - Private Placement
        (Germany) (a)                                                10.625          07/01/14                     804,750
  293   PanAmSat Corp.                                                9.000          08/15/14                     310,580
                                                                                                       -------------------
                                                                                                                3,777,217
                                                                                                       -------------------

        CHEMICALS    13.3%
  460   Equistar Chemicals LP                                        10.125          09/01/08                     510,600
  250   Equistar Chemicals LP                                        10.625          05/01/11                     281,875
  180   FMC Corp.                                                    10.250          11/01/09                     201,600
  145   Huntsman Advanced Materials LLC, 144A - Private
        Placement (a)                                                11.000          07/15/10                     167,112
  315   Innophos, Inc., 144A - Private Placement (a)                  8.875          08/15/14                     332,325
  145   ISP Chemco, Inc.                                             10.250          07/01/11                     157,687
  675   ISP Holdings, Inc.                                           10.625          12/15/09                     725,625
  105   Koppers, Inc.                                                 9.875          10/15/13                     117,600
  570   Lyondell Chemical Co.                                        10.500          06/01/13                     658,350
   40   Millennium America, Inc.                                      7.000          11/15/06                      40,800
  385   Millennium America, Inc.                                      9.250          06/15/08                     414,837
  395   Nalco Co.                                                     7.750          11/15/11                     412,775
  365   Rhodia SA (France)                                            8.875          06/01/11                     356,787
  445   Rockwood Specialties Group, Inc.                             10.625          05/15/11                     496,175
                                                                                                       -------------------
                                                                                                                4,874,148
                                                                                                       -------------------

        CONSUMER PRODUCTS    5.1%
  200   Amscan Holdings, Inc.                                         8.750          05/01/14                     195,000
  140   Del Laboratories, Inc., 144A - Private Placement (a)          8.000          02/01/12                     135,100
  155   Oxford Industrials, Inc.                                      8.875          06/01/11                     165,075
  650   Phillips Van-Heusen Corp.                                     7.250          02/15/11                     663,000
  470   Rayovac Corp.                                                 8.500          10/01/13                     486,450
  110   Rayovac Corp., 144A - Private Placement (a)                   7.375          02/01/15                     105,875
  116   Tempur Pedic, Inc.                                           10.250          08/15/10                     130,790
                                                                                                       -------------------
                                                                                                                1,881,290
                                                                                                       -------------------



        DIVERSIFIED MEDIA    8.9%
  601   Advanstar Communications, Inc. (b)                           10.294          08/15/08                     624,884
  550   CanWest Media, Inc. (Canada)                                 10.625          05/15/11                     602,250
  290   Dex Media West/Finance Corp., LLC                             9.875          08/15/13                     324,800
  485   Houghton Mifflin Co.                                          9.875          02/01/13                     501,975
  100   Interpublic Group of Cos, Inc.                                5.400          11/15/09                      96,250
  135   Interpublic Group of Cos, Inc.                                6.250          11/15/14                     128,250
  315   Marquee, Inc., 144A - Private Placement (a) (b)               7.044          08/15/10                     330,750
  640   Primedia, Inc.                                                8.875          05/15/11                     670,400
                                                                                                       -------------------
                                                                                                                3,279,559
                                                                                                       -------------------

        ENERGY    15.5%
  340   CHC Helicopter Corp. (Canada)                                 7.375          05/01/14                     332,775
  290   CHC Helicopter Corp., 144A - Private Placement
        (Canada) (a)                                                  7.375          05/01/14                     283,837
  215   CITGO Petroleum Corp.                                         6.000          10/15/11                     213,387
  670   El Paso Production Holding Co.                                7.750          06/01/13                     681,725
  640   Frontier Oil Corp.                                            6.625          10/01/11                     640,000
   70   Hanover Compressor Co.                                        8.625          12/15/10                      73,500
  285   Hanover Compressor Co.                                        9.000          06/01/14                     306,375
  275   Hanover Equipment Trust                                       8.500          09/01/08                     288,062
  120   Hanover Equipment Trust                                       8.750          09/01/11                     127,200
  410   Hilcorp Energy, Finance Corp., 144A - Private
        Placement (a)                                                10.500          09/01/10                     457,150
  140   Magnum Hunter Resources, Inc.                                 9.600          03/15/12                     157,500
  275   Pacific Energy Partners                                       7.125          06/15/14                     286,000
  615   Plains Exploration & Production Co.                           7.125          06/15/14                     645,750
  210   Port Arthur Finance Corp.                                    12.500          01/15/09                     244,766
  135   Tesoro Petroleum Corp.                                        9.625          04/01/12                     148,837
  760   Vintage Petroleum, Inc.                                       7.875          05/15/11                     809,400
                                                                                                       -------------------
                                                                                                                5,696,264
                                                                                                       -------------------

        FINANCIAL    1.5%
  510   Refco Finance Holdings LLC, 144A - Private
        Placement (a)                                                 9.000          08/01/12                     543,150
                                                                                                       -------------------

        FOOD & DRUG    4.9%
  510   Delhaize America, Inc.                                        8.125          04/15/11                     569,426
  115   Jean Coutu Group (PJC), Inc. (Canada)                         7.625          08/01/12                     117,875
  655   Jean Coutu Group (PJC), Inc. (Canada)                         8.500          08/01/14                     639,444
1,180   Jitney-Jungle Stores America, Inc. (c) (d) (e)               12.000          03/01/06                           0
  470   Rite Aid Corp.                                                8.125          05/01/10                     479,400
                                                                                                       -------------------
                                                                                                                1,806,145
                                                                                                       -------------------

        FOOD & TOBACCO    8.0%
  550   Constellation Brands, Inc.                                    8.000          02/15/08                     589,875
  255   Michael Foods, Inc.                                           8.000          11/15/13                     266,475
  155   Pilgrim's Pride Corp.                                         9.250          11/15/13                     171,275
  570   Pilgrim's Pride Corp.                                         9.625          09/15/11                     621,300
  305   Smithfield Foods, Inc.                                        7.000          08/01/11                     313,769
  160   Smithfield Foods, Inc.                                        7.625          02/15/08                     165,600
  760   Smithfield Foods, Inc.                                        8.000          10/15/09                     809,400
                                                                                                       -------------------
                                                                                                                2,937,694
                                                                                                       -------------------

        FOREST PRODUCTS    8.5%
  380   Abitibi-Consolidated, Inc. (Canada)                           6.000          06/20/13                     330,600
  245   Abitibi-Consolidated, Inc. (Canada)                           8.550          08/01/10                     249,900
  410   Georgia-Pacific Corp.                                         8.875          02/01/10                     459,712



575   Graphic Packaging International, Inc.                         9.500          08/15/13                     612,375
415   MDP Acquisitions PLC (Ireland)                                9.625          10/01/12                     448,200
365   Pliant Corp.                                                 13.000          06/01/10                     310,250
790   Tembec Industries, Inc. (Canada)                              7.750          03/15/12                     722,850
                                                                                                     -------------------
                                                                                                              3,133,887
                                                                                                     -------------------

      GAMING & LEISURE    12.6%
325   Ceasars Entertainment                                         8.875          09/15/08                     357,094
690   Harrahs Operating Co., Inc.                                   7.875          12/15/05                     705,525
 58   HMH Properties, Inc.                                          7.875          08/01/08                      59,450
200   Host Marriott LP                                              7.125          11/01/13                     199,500
415   Host Marriott LP, 144A - Private Placement (a)                6.375          03/15/15                     398,400
465   Isle of Capri Casinos, Inc.                                   7.000          03/01/14                     462,675
115   MGM Mirage, Inc.                                              5.875          02/27/14                     109,106
830   MGM Mirage, Inc.                                              6.000          10/01/09                     822,737
645   Mohegan Tribal Gaming Authority                               7.125          08/15/14                     649,837
380   Park Place Entertainment Corp.                                7.875          12/15/05                     389,025
465   Station Casinos, Inc.                                         6.000          04/01/12                     463,837
                                                                                                     -------------------
                                                                                                              4,617,186
                                                                                                     -------------------

      HEALTHCARE    10.2%
290   AmerisourceBergen Corp.                                       8.125          09/01/08                     312,475
255   Community Health Systems, Inc., 144A - Private
      Placement (a)                                                 6.500          12/15/12                     249,900
175   DaVita, Inc., 144A - Private Placement (a)                    6.625          03/15/13                     174,125
 85   DaVita, Inc., 144A - Private Placement (a)                    7.250          03/15/15                      83,725
845   Extendicare Health Services, Inc.                             6.875          05/01/14                     838,662
295   Fisher Scientific International, Inc.                         8.125          05/01/12                     321,550
125   Fisher Scientific International, Inc., 144A - Private
      Placement (a)                                                 6.750          08/15/14                     127,500
 41   Fresenius Medical Care Capital Trust II                       7.875          02/01/08                     431,013
180   Fresenius Medical Care Capital Trust IV                       7.875          06/15/11                     195,750
380   HCA, Inc.                                                     6.375          01/15/15                     379,104
 65   National Nephrology Associates, Inc., 144A - Private
      Placement (a)                                                 9.000          11/01/11                      72,394
215   Team Health, Inc.                                             9.000          04/01/12                     211,238
325   Tenet Healthcare Corp.                                        9.875          07/01/14                     339,625
                                                                                                     -------------------
                                                                                                              3,737,061
                                                                                                     -------------------

      HOUSING    9.8%
925   Associated Materials, Inc. (f)                             0/11.250          03/01/14                     647,500
465   Interface, Inc.                                               9.500          02/01/14                     491,738
455   Nortek, Inc.                                                  8.500          09/01/14                     441,350
505   Ply Gem Industries, Inc.                                      9.000          02/15/12                     479,750
250   Propex Fabrics, Inc.                                         10.000          12/01/12                     248,750
330   RMCC Acquisition Co., 144A - Private Placement (a)            9.500          11/01/12                     325,050
210   Technical Olympic USA, Inc.                                   7.500          01/15/15                     195,300
280   Technical Olympic USA, Inc.                                   9.000          07/01/10                     291,200
215   Technical Olympic USA, Inc.                                   9.000          07/01/10                     224,675
230   Technical Olympic USA, Inc.                                  10.375          07/01/12                     253,000
                                                                                                     -------------------
                                                                                                              3,598,313
                                                                                                     -------------------

      INFORMATION TECHNOLOGY    4.9%
335   Iron Mountain, Inc.                                           7.750          01/15/15                     332,488
570   Iron Mountain, Inc.                                           8.625          04/01/13                     578,550
300   Sanmina-SCI Corp., 144A - Private Placement (a)               6.750          03/01/13                     282,750
590   Xerox Corp.                                                   7.125          06/15/10                     612,863
                                                                                                     -------------------
                                                                                                              1,806,651



                                                                                                     -------------------

        MANUFACTURING    4.6%
  115   Flowserve Corp.                                              12.250          08/15/10                     125,638
  395   JohnsonDiversey, Inc.                                         9.625          05/15/12                     426,600
  325   Manitowoc, Inc.                                              10.500          08/01/12                     370,500
  755   Trimas Corp.                                                  9.875          06/15/12                     773,875
                                                                                                       -------------------
                                                                                                                1,696,613

        METAL/GLASS CONTAINERS    3.0%
1,020   Owens-Brockway Glass Containers, Inc.                         8.875          02/15/09                   1,093,950
                                                                                                       -------------------

        METALS    4.3%
  159   Doe Run Resources Corp. (Acquired 02/15/01 to
        10/15/04, Cost $139,441)(e)(g)(h)                            13.063          11/01/08                     148,574
  105   Foundation PA Coal Co.                                        7.250          08/01/14                     107,100
  155   General Cable Corp.                                           9.500          11/15/10                     171,275
  515   Novelis, Inc. - 144A - Private Placement (Canada) (a)         7.250          02/15/15                     507,275
  325   UCAR Finance, Inc.                                           10.250          02/15/12                     349,375
  248   United States Steel Corp.                                     9.750          05/15/10                     275,900
                                                                                                       -------------------
                                                                                                                1,559,499
                                                                                                       -------------------

        RETAIL    2.1%
  370   General Nutrition Center, Inc.                                8.500          12/01/10                     316,350
  435   Petro Stopping Center Financial                               9.000          02/15/12                     450,225
                                                                                                       -------------------
                                                                                                                  766,575
                                                                                                       -------------------

        SERVICES    6.4%
  400   Allied Waste North America, Inc.                              8.500          12/01/08                     412,000
  740   Allied Waste North America, Inc.                              8.875          04/01/08                     768,675
  380   Buhrmann US, Inc.                                             8.250          07/01/14                     393,300
  125   Buhrmann US, Inc., 144A - Private Placement (a)               7.875          03/01/15                     125,625
  295   MSW Energy Holdings II LLC                                    7.375          09/01/10                     300,900
   65   MSW Energy Holdings LLC                                       8.500          09/01/10                      68,575
  295   United Rentals North America, Inc.                            6.500          02/15/12                     288,363
                                                                                                       -------------------
                                                                                                                2,357,438
                                                                                                       -------------------

        TELECOMMUNICATIONS    6.1%
  565   Axtel SA (Mexico)                                            11.000          12/15/13                     600,313
  220   Exodus Communications, Inc. (c) (d) (e)                      11.250          07/01/08                           0
  320   Qwest Communications International, Inc., 144A -
        Private Placement (a)(b)                                      6.294          02/15/09                     324,000
  525   Qwest Corp.                                                   6.625          09/15/05                     530,250
  425   Qwest Corp., 144A - Private Placement (a)                     7.875          09/01/11                     439,875
  340   Valor Telecommunications Enterprise, 144A - Private
        Placement (a)                                                 7.750          02/15/15                     340,000
                                                                                                       -------------------
                                                                                                                2,234,438
                                                                                                       -------------------

        TRANSPORTATION    5.8%
  335   AutoNation, Inc.                                              9.000          08/01/08                     370,175
  435   Laidlaw International, Inc.                                  10.750          06/15/11                     494,813
  795   Sonic Automotive, Inc.                                        8.625          08/15/13                     795,000
  450   TRW Automotive, Inc.                                          9.375          02/15/13                     486,000
                                                                                                       -------------------
                                                                                                                2,145,988
                                                                                                       -------------------

        UTILITY    12.6%
  365   AES Corp.                                                     7.750          03/01/14                     378,688
   18   AES Corp.                                                     8.875          02/15/11                      19,575




  54   AES Corp.                                                     9.375          09/15/10                      59,805
 265   CMS Energy Corp.                                              6.300          02/01/12                     257,811
  50   CMS Energy Corp.                                              7.500          01/15/09                      51,750
 295   CMS Energy Corp.                                              8.500          04/15/11                     320,075
 405   Dynegy Holdings, Inc.                                         6.875          04/01/11                     361,463
 295   Dynegy Holdings, Inc., 144A - Private Placement (a)           9.875          07/15/10                     317,494
 170   IPALCO Enterprises, Inc.                                      8.625          11/14/11                     195,925
 350   Monongahela Power Co.                                         5.000          10/01/06                     353,845
 220   Nevada Power Co.                                              8.250          06/01/11                     245,300
 360   Nevada Power Co.                                              9.000          08/15/13                     405,900
 275   PSEG Energy Holdings, Inc.                                    7.750          04/16/07                     283,938
 650   Reliant Energy, Inc.                                          6.750          12/15/14                     609,375
 145   Southern Natural Gas Co.                                      8.875          03/15/10                     157,949
 580   TNP Enterprises, Inc.                                        10.250          04/01/10                     613,350
                                                                                                      -------------------
                                                                                                               4,632,243
                                                                                                      -------------------

       WIRELESS COMMUNICATIONS    6.3%
 750   Nextel Communications, Inc.                                   6.875          10/31/13                     785,625
 155   Rogers Wireless Communications, Inc. (Canada)                 8.000          12/15/12                     160,038
 210   Rogers Wireless Communications, Inc., 144A -
       Private Placement (Canada)(a)                                 7.500          03/15/15                     217,875
 185   Rural Cellular Corp. (b)                                      7.510          03/15/10                     190,550
 425   Rural Cellular Corp.                                          8.250          03/15/12                     435,625
 500   SBA Communications Corp., 144A - Private
       Placement (a)                                                 8.500          12/01/12                     520,000
                                                                                                      -------------------
                                                                                                               2,309,713
                                                                                                      -------------------

TOTAL CORPORATE BONDS  166.6%                                                                                 61,201,597
                                                                                                      -------------------





DESCRIPTION                                                                                                  VALUE
EQUITIES    1.2%
       DecisionOne Corp. (2,450 common shares) (e) (i)                                                                 0
       DecisionOne Corp. (5,386 common stock warrants)
       (e) (i)                                                                                                         0
       Doe Run Resources Corp. (1 common stock warrant)
       (e) (i)                                                                                                         0
       HCI Direct, Inc. (30,357 common shares) (e) (i)                                                           455,355
       Hosiery Corp. of America, Inc. (500 common shares)
       (e) (i)                                                                                                         0
       VS Holdings, Inc. (8,891 common shares) (e) (i)                                                                 0
                                                                                                      -------------------

TOTAL EQUITIES                                                                                                   455,355
                                                                                                      -------------------

TOTAL LONG-TERM INVESTMENTS    167.8%
   (Cost $62,910,264)                                                                                         61,656,952

REPURCHASE AGREEMENT    4.3%
       State Street Bank & Trust Co. ($1,559,000 par
       collateralized by U.S. Government obligations in a
       pooled cash account, interest rate of 2.70%, dated
       03/31/05, to be sold on 04/01/05 at $1,559,117)                                                         1,559,000
                                                                                                      -------------------
                     (Cost $1,559,000)



TOTAL INVESTMENTS    172.1%
   (Cost $64,469,264)                                                                                                   63,215,952

OTHER ASSETS IN EXCESS OF LIABILITIES    3.6%                                                                            1,332,428

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (75.7%)                                                          (27,818,218)
                                                                                                                -------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $36,730,162
                                                                                                                -------------------

                 Percentages are calculated as a percentage of net assets applicable to common shares.
(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Variable rate security. Interest rate shown is that in effect at March 31, 2005.
(c)              Non-income producing as security is in default.
(d) This borrower has filed for protection in federal bankruptcy court.
(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(g)              Payment-in-kind security.
(h) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets applicable to common shares.
(i)              Non-income producing security.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005